Discontinued Operations and Properties Held for Sale (Notes)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations and Properties Held for Sale
Discontinued Operations and Properties Held for Sale
The Company separately classifies properties held for sale in the accompanying consolidated balance sheets and operating results for those properties as discontinued operations in the accompanying consolidated statements of operations and comprehensive loss. In the normal course of business, changes in the market or changes in credit risk of certain tenants, among other factors, may compel the Company to decide to classify a property as held for sale or reclassify a property that is designated as held for sale back to held for investment. In these situations, the property is transferred to held for sale or back to held for investment at the lesser of fair value or depreciated cost. As of December 31, 2013 and 2012, the Company held one and two properties, respectively, classified as held for sale on the accompanying respective consolidated balance sheets.
On March 5, 2013, the Company executed a purchase and sale agreement to sell a Citizens Bank branch in Worth, IL classified as held for sale as of December 31, 2013. The sale price of the asset is $0.7 million in cash, which approximates the carrying value of the property.